Trading Properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Beginning		$ 15,441	$ 12,342
IFRS 15 adjustment		(5,825)
Additions		2,564	3,395
Financial costs capitalized		12	17
Cumulative translation adjustment		(946)	3,038
Transfer		37	(369)
Impairment		(32)
Disposals		(5,402)	(2,982)
Ending		5,849	15,441
Completed properties [Member]
Disclosure of financial assets [line items]
Beginning		4,090	1,641
IFRS 15 adjustment		(1,090)
Additions			25
Financial costs capitalized
Cumulative translation adjustment		(444)	917
Transfer		2,428	2,545
Impairment
Disposals		(3,105)	(1,038)
Ending		1,879	4,090
Properties under development [Member]
Disclosure of financial assets [line items]
Beginning	[1]	8,483	8,454
IFRS 15 adjustment	[1]	(4,735)
Additions	[1]	2,521	2,961
Financial costs capitalized	[1]	12	17
Cumulative translation adjustment	[1]	(349)	1,644
Transfer	[1]	(1,961)	(2,729)
Impairment	[1]
Disposals	[1]	(2,297)	(1,864)
Ending	[1]	1,674	8,483
Undeveloped sites [Member]
Disclosure of financial assets [line items]
Beginning		2,868	2,247
IFRS 15 adjustment
Additions		43	409
Financial costs capitalized
Cumulative translation adjustment		(153)	477
Transfer		(430)	(185)
Impairment		(32)
Disposals			(80)
Ending		$ 2,296	$ 2,868

[1]	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 and Ps. 407 as of June 30, 2019 and 2018, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.